Earnings Per Share ("EPS") - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 TWD ($) $ / shares shares	Dec. 31, 2015 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Continuing operations, amount after tax	$ 981,929	$ 33,129	$ 1,829,327	$ 2,164,557
Equity holders of the Company - Discontinued operations, amount after tax	1,814,953	61,233	(122,105)	(34,233)
Equity holders of the Company, amount after tax | $	2,796,882		1,707,222	2,130,324
Predecessors' interests, amount after tax			(306,012)	(291,429)
Profit (loss) attributable to equity holders of the Company, amount after tax | $			1,401,210	1,838,895
Diluted earnings per share, amount after tax
Equity holders of the Company - Continuing operations, amount after tax	981,929	33,129	1,829,327	2,164,557
Equity holders of the Company - Discontinued operations, amount after tax	1,814,953	61,233	(122,105)	(34,233)
Equity holders of the Company, amount after tax | $	2,796,882		1,707,222	2,130,324
Predecessors' interests, amount after tax			(306,012)	(291,429)
Profit (loss) attributable to equity holders of the Company, amount after tax | $			$ 1,401,210	$ 1,838,895
Basic and diluted earnings per share, weighted-average number of ordinary shares outstanding
Weighted-average number of ordinary shares outstanding | shares	846,686	846,686	859,644	877,402
Employees' bonuses | shares	14,034	14,034	3,035	10,867
Restricted shares | shares	5,075	5,075	4,122	27
Weighted-average number of ordinary shares outstanding | shares	865,795	865,795	866,801	888,296
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Continuing operations, earnings per share | (per share)	$ 1.16	$ 0.04	$ 2.13	$ 2.47
Equity holders of the Company - Discontinued operations, earnings per share | (per share)	2.14	0.07	(0.14)	(0.04)
Basic earnings per share | (per share)	3.30	0.11	1.99	2.43
Predecessors' interests, earnings per share | (per share)			(0.35)	(0.33)
Basic earnings per share | (per share)	3.30	0.11	1.64	2.10
Diluted earnings per share
Equity holders of the Company - Continuing operations, earnings per share | (per share)	1.13	0.04	2.11	2.44
Equity holders of the Company - Discontinued operations, earnings per share | (per share)	2.10	0.07	(0.14)	(0.04)
Diluted earnings per share | (per share)	3.23	0.11	1.97	2.40
Predecessors' interests, earnings per share | (per share)			(0.35)	(0.33)
Diluted earnings per share | (per share)	$ 3.23	$ 0.11	$ 1.62	$ 2.07